Note I - Income Taxes	12 Months Ended
Dec. 31, 2015
Notes
Note I - Income Taxes

NOTE I – INCOME TAXES

Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. The Company has net operating losses of $6,957,840 since inception on January 19, 2006. The Company computes tax asset benefits for net operating losses carried forward. Potential benefit of net operating losses have not been recognized in these financial statements because the Company cannot be assured it is more likely than not it will utilize the net operating losses carried forward in future years. The net operating loss will start to expire in the year ended January 31, 2026.  Due to discontinuing operation in June 2008 and the change in ownership, restrictions may apply.

The components of the net deferred tax asset at December 31, 2015 and December 31, 2014 and the statutory tax rate, the effective tax rate and the elected amount of the valuation allowance are indicated below:

	December 31, 2015	December 31, 2014

Net Operating Losses	$ 6,957,840	$ 5,599,328
Statutory Tax Rate	35%	35%
Effective Tax Rate	-	-
Deferred Tax Asset	2,435,244	1,959,765
Valuation Allowance	(2,435,244)	(1,959,765)
Net Deferred Tax Asset	$ -	$ -

The tax years ended December 31, 2012, 2013 and 2014 are open for audit by both federal and state taxing authorities.